Schedule of revenues by geographical location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
NetRevenuesLineItems [Line Items]
Net revenues	$ 2,622,110	$ 1,950,929	$ 2,332,715
PE [member]
NetRevenuesLineItems [Line Items]
Net revenues	774,735	485,850	595,601
Brazil [member]
NetRevenuesLineItems [Line Items]
Net revenues	753,280	583,141	625,033
United state [member]
NetRevenuesLineItems [Line Items]
Net revenues	119,564	116,717	159,672
South korea [member]
NetRevenuesLineItems [Line Items]
Net revenues	118,596	77,429	95,913
Luxembourg [member]
NetRevenuesLineItems [Line Items]
Net revenues	97,462	76,072	145,493
Argentina [member]
NetRevenuesLineItems [Line Items]
Net revenues	93,107	56,165	60,850
Switzerland [member]
NetRevenuesLineItems [Line Items]
Net revenues	78,770	68,912	101,636
Japan [member]
NetRevenuesLineItems [Line Items]
Net revenues	58,296	46,719	71,352
Singapore [member]
NetRevenuesLineItems [Line Items]
Net revenues	56,879	76,724	99,488
Colombia [member]
NetRevenuesLineItems [Line Items]
Net revenues	54,325	34,768	37,149
Chile [member]
NetRevenuesLineItems [Line Items]
Net revenues	54,044	48,969	80,849
Taiwan [member]
NetRevenuesLineItems [Line Items]
Net revenues	53,752	28,764	33,551
Austria [member]
NetRevenuesLineItems [Line Items]
Net revenues	45,057	35,197	39,897
Turkey [member]
NetRevenuesLineItems [Line Items]
Net revenues	34,493	25,005	33,905
Malaysia [member]
NetRevenuesLineItems [Line Items]
Net revenues	25,681	13,948	6,535
South africa [member]
NetRevenuesLineItems [Line Items]
Net revenues	25,126		1,892
Netherlands [member]
NetRevenuesLineItems [Line Items]
Net revenues	17,693	11,740	9,381
Ecuado [member]
NetRevenuesLineItems [Line Items]
Net revenues	15,652	9,095	13,012
Italy [member]
NetRevenuesLineItems [Line Items]
Net revenues	14,834	9,895	9,000
Vietnam [member]
NetRevenuesLineItems [Line Items]
Net revenues	14,555	10,798	3,142
Belgium [member]
NetRevenuesLineItems [Line Items]
Net revenues	13,690	30,174	25,500
Indonesia [member]
NetRevenuesLineItems [Line Items]
Net revenues	11,774	8,609	1,098
Guatemala [member]
NetRevenuesLineItems [Line Items]
Net revenues	11,101	4,738	7,094
Germany [member]
NetRevenuesLineItems [Line Items]
Net revenues	7,297	33,869	20,749
Other [member]
NetRevenuesLineItems [Line Items]
Net revenues	$ 72,347	$ 57,631	$ 54,923